Thrivent Partner All Cap Portfolio
Thrivent Partner All Cap Portfolio
Investment Objective
The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent Partner All Cap Portfolio Class A
Maximum Sales Charge (Load)
Maximum Deferred Sales Charge (Load)

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thrivent Partner All Cap Portfolio Class A
Management Fees		0.95%
Other Expenses		0.28%
Total Annual Portfolio Operating Expenses		1.23%
Less Expense Reimbursement	[1]	0.28%
Net Annual Portfolio Operating Expenses		0.95%
[1]	The Adviser has contractually agreed, through at least April 30, 2015, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner All Cap Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.95% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Thrivent Partner All Cap Portfolio Class A	97	363	649	1,464

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 133% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
The Portfolio’s principal strategy for achieving its objective is normally to invest the Portfolio’s assets primarily in common stocks.

Pyramis Global Advisors, LLC (“Pyramis”), the Portfolio’s subadviser, is not constrained by any particular investment style. At any given time, Pyramis may tend to buy “growth” stocks or “value” stocks, or a combination of both types.

In buying and selling securities for the Portfolio, Pyramis uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. Pyramis’s computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Portfolio may not achieve its objective.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small and Mid Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five-, and ten-year periods compared to a broad-based securities market index. The index is the Russell 3000® Index, which is comprised of the 3000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity markets. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 ‘09	+15.71%
Worst Quarter:	Q4 ‘08	-20.90%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2013)
Average Annual Total Returns Thrivent Partner All Cap Portfolio	1 Year	5 Years	10 Years
Class A	32.85%	16.74%	8.75%
Russell 3000® Index (reflects no deduction for fees, expense and taxes)	33.55%	18.71%	7.88%